UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-5888



                            SMALLCAP World Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004





                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                               Twenty-Fourth Floor
                             San Francisco, CA 94105
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

SMALLCAP WORLD FUND
Investment portfolio

December 31, 2004
                                                                      unaudited

                                                                                                                    Market value
COMMON STOCKS -- 93.13%                                                                               Shares               (000)


CONSUMER DISCRETIONARY -- 20.23%
Michaels Stores, Inc.                                                                              5,300,000            $158,841
Aristocrat Leisure Ltd.                                                                           15,300,000             118,865
UnitedGlobalCom, Inc., Class A(1)                                                                  8,610,144              83,174
Gemstar-TV Guide International, Inc.(1)                                                           13,489,300              79,857
SBS Broadcasting SA(1),(2)                                                                         1,855,000              74,627
Schibsted ASA                                                                                      2,370,000              67,061
Lions Gate Entertainment Corp., USD denominated(1),(2)                                             3,050,000              32,391
Lions Gate Entertainment Corp.(1),(2)                                                              2,728,500              28,990
CarMax, Inc.(1)                                                                                    1,800,000              55,890
Valora Holding AG(2)                                                                                 222,000              54,502
Tupperware Corp.                                                                                   2,500,000              51,800
Reader's Digest Assn., Inc., Class A                                                               3,650,000              50,771
Big Lots, Inc.(1)                                                                                  3,921,400              47,567
Orient-Express Hotels Ltd., Class A                                                                2,050,000              42,168
GSI Commerce, Inc.(1),(2)                                                                          2,294,491              40,796
Fisher & Paykel Appliances Holdings Ltd.                                                          13,080,000              40,400
Ekornes ASA                                                                                        1,775,598              38,558
Catalina Marketing Corp.                                                                           1,300,000              38,519
Blyth, Inc.                                                                                        1,275,000              37,689
Gigas K's Denki Corp.                                                                              1,150,000              36,042
Triarc Companies, Inc., Class B                                                                    1,900,000              23,294
Triarc Companies, Inc., Class A                                                                      950,000              12,350
Valassis Communications, Inc.(1)                                                                   1,000,000              35,010
Cheng Shin Rubber (Xiamen) Ind., Ltd.                                                             27,319,992              34,860
Alma Media Oyj, Series (2)                                                                         2,213,530              32,828
Sonic Corp.(1)                                                                                     1,035,000              31,567
Clear Media Ltd.(1),(2)                                                                           32,579,000              30,388
Arbitron Inc.(1)                                                                                     751,060              29,427
Restaurant Group PLC(2)                                                                           12,629,000              28,291
California Pizza Kitchen, Inc.(1),(2)                                                              1,230,000              28,290
Pinnacle Entertainment, Inc.(1)                                                                    1,400,000              27,692
Cafe de Coral Holdings Ltd.                                                                       23,750,000              27,500
Photo-Me International PLC                                                                        15,000,000              26,732
O'Charley's Inc.(1),(2)                                                                            1,350,000              26,392
Williams-Sonoma, Inc.(1)                                                                             750,000              26,280
Nitori Co., Ltd.                                                                                     400,000              26,046
ValueVision Media, Inc., Class A(1)                                                                1,800,000              25,038
Halfords Group PLC                                                                                 4,200,000              24,950
CKE Restaurants, Inc.(1)                                                                           1,700,000              24,667
Fourlis(1),(2)                                                                                     3,100,000             $24,436
Zale Corp.(1)                                                                                        800,000              23,896
Paddy Power PLC                                                                                    1,617,700              23,772
J D Wetherspoon PLC                                                                                4,753,975              23,231
Phoenix Satellite Television Holdings Ltd.(1)                                                    129,889,000              23,228
Salem Communications Corp., Class A(1)                                                               930,000              23,203
Stanley Leisure PLC                                                                                2,740,000              22,525
Nokian Renkaat Oyj                                                                                   148,000              22,410
Journal Communications, Inc., Class A                                                              1,203,500              21,747
Haseko Corp.(1)                                                                                   10,830,000              21,504
Touei Housing Corp.                                                                                  780,000              21,258
Culture Convenience Club Co., Ltd.                                                                 1,686,100              21,072
Nobia AB                                                                                           1,255,000              20,741
Astral Media Inc., Class A                                                                           750,000              20,362
Korea Kumho Petrochemical Co., Ltd.(2)                                                             1,505,160              20,358
Cheil Industries Inc.                                                                              1,300,000              20,032
Impact 21 Co., Ltd.                                                                                  890,000              19,664
Bloomsbury Publishing PLC                                                                          3,365,000              19,635
Nishimatsuya Chain Co., Ltd.                                                                         500,000              18,883
Rational AG                                                                                          198,100              18,368
Sanctuary Group PLC(2)                                                                            21,490,000              18,017
Sharper Image Corp.(1),(2)                                                                           950,000              17,907
Children's Place Retail Stores, Inc.(1)                                                              477,500              17,682
KOMERI Co., Ltd.                                                                                     648,100              17,600
P.F. Chang's China Bistro, Inc.(1)                                                                   312,000              17,581
Next Media Ltd.(1)                                                                                34,418,000              17,159
Vail Resorts, Inc.(1)                                                                                750,000              16,815
Reins International Inc.                                                                               3,744              15,670
La-Z-Boy Inc.                                                                                      1,000,000              15,370
Columbia Sportswear Co.(1)                                                                           250,000              14,902
JJB Sports PLC                                                                                     4,390,500              14,871
Modern Times Group MTG AB, Class B(1)                                                                500,000              13,597
MatchNet PLC(1),(3),(4)                                                                            1,103,000               8,618
MatchNet PLC (GDR)(1)                                                                                421,500               3,659
Toei Animation Co., Ltd.                                                                             290,000              12,137
Central European Media Enterprises Ltd., Class A(1)                                                  300,000              11,695
Kumho Industrial Co., Ltd.                                                                           900,000              11,695
Levitt Corp., Class A                                                                                377,100              11,528
Kuoni Reisen Holding AG, Class B                                                                      26,000              11,399
Palm Harbor Homes, Inc.(1)                                                                           663,906              11,207
Zee Telefilms Ltd.                                                                                 2,700,000              10,714
JB Hi-Fi Ltd.                                                                                      2,850,000               8,634
Corus Entertainment Inc., Class B, nonvoting                                                         405,000               8,437
Can Do Co., Ltd.                                                                                       3,300               4,176
Can Do Co., Ltd.(1),(4),(5)                                                                            3,300               4,176
Maruti Udyog Ltd.                                                                                    750,000               8,014
Nien Hsing Textile Co., Ltd.                                                                       7,861,000               8,000
Applebee's International, Inc.                                                                       300,000               7,935
Warehouse Group Ltd.                                                                               2,912,117               7,593
Cedar Fair, L.P.                                                                                     230,000               7,567
Repco Corp. Ltd.                                                                                   2,900,000               7,563
Bilia AB, Class A                                                                                    430,000               7,171
Build-A-Bear Workshop, Inc.(1)                                                                       203,500               7,153
Charles Vogele Holding AG                                                                            152,000               6,797
BKN International AG(1),(2)                                                                          513,857               3,619
BKN International AG(1),(2),(3)                                                                      451,143               3,177
Carpetright PLC                                                                                      307,213               6,711
Rinnai Corp.                                                                                         230,000               6,156
MEDION AG                                                                                            276,100               5,815
House of Fraser PLC                                                                                2,250,000               5,012
Texas Roadhouse, Inc., Class A(1)                                                                    165,500               4,891
TECMO, Ltd.                                                                                          585,000               4,635
Restoration Hardware, Inc.(1)                                                                        713,000               4,093
Zhejiang Glass Co. Ltd., Class H                                                                  11,499,400               3,662
Compass East Industry (Thailand) PCL                                                               8,514,100               1,929
                                                                                                                       2,563,174

INFORMATION TECHNOLOGY -- 16.48%
CNET Networks, Inc.(1),(2)                                                                         9,300,000             104,439
Ask Jeeves, Inc.(1),(2)                                                                            3,700,000              98,975
Kingboard Chemical Holdings Ltd.(2)                                                               42,846,000              90,678
Integrated Circuit Systems, Inc.(1),(2)                                                            4,110,000              85,981
Mentor Graphics Corp.(1),(2)                                                                       4,711,500              72,039
Semtech Corp.(1)                                                                                   3,100,000              67,797
ACTIVISION, Inc.(1)                                                                                3,000,000              60,540
Venture Corp. Ltd.                                                                                 5,969,600              58,149
Digital River, Inc.(1)                                                                             1,200,000              49,932
Manhattan Associates, Inc.(1),(2)                                                                  1,950,000              46,566
PMC-Sierra, Inc.(1)                                                                                4,000,000              45,000
Sohu.com Inc.(1),(2)                                                                               2,350,000              41,618
Conexant Systems, Inc.(1)                                                                         20,652,900              41,099
Parametric Technology Corp.(1)                                                                     6,827,883              40,216
Power Integrations, Inc.(1),(2)                                                                    2,000,000              39,560
NHN Corp.                                                                                            484,652              39,096
Brocade Communications Systems, Inc.(1)                                                            5,000,000              38,200
National Instruments Corp.                                                                         1,385,174              37,746
Littelfuse, Inc.(1)                                                                                1,077,500              36,807
Veeco Instruments, Inc.(1),(2)                                                                     1,700,000              35,819
Cypress Semiconductor Corp.(1)                                                                     3,000,000              35,190
lastminute.com PLC(1)                                                                             15,050,000              34,897
Micronas Semiconductor Holding AG(1)                                                                 642,493              31,406
Vanguard International Semiconductor Corp.(1)                                                     45,005,026              31,336
Brooks Automation, Inc.(1)                                                                         1,725,000              29,704
GOME Electrical Appliances Holding Ltd.(1)                                                        32,056,000              29,075
Fairchild Semiconductor International, Inc.(1)                                                     1,775,000              28,861
O2Micro International Ltd.(1),(2)                                                                  2,495,000              28,543
Atheros Communications, Inc.(1),(2)                                                                2,714,200              27,821
Rogers Corp.(1)                                                                                      600,000              25,860
Macromedia, Inc.(1)                                                                                  800,000              24,896
Silicon Graphics, Inc.(1),(2)                                                                     14,000,000              24,220
SkillSoft PLC (ADR)(1)                                                                             4,260,600              24,072
Andrew Corp.(1)                                                                                    1,735,600              23,656
Ichia Technologies, Inc.(2)                                                                       14,789,617              21,947
Lawson Software, Inc.(1)                                                                           3,153,000              21,661
NAVTEQ Corp.(1)                                                                                      459,500              21,302
Vaisala Oyj, Class A                                                                                 848,095              20,906
Moser Baer India Ltd.                                                                              3,750,000              20,320
MKS Instruments, Inc.(1)                                                                           1,050,000              19,477
Leitch Technology Corp.(1),(2)                                                                     2,522,000              18,831
Orbotech Ltd.(1)                                                                                     887,000              18,778
ValueClick, Inc.(1)                                                                                1,400,000              18,662
Intersil Corp., Class A                                                                            1,107,105              18,533
PDF Solutions, Inc.(1)                                                                             1,100,000              17,721
Echelon Corp.(1)                                                                                   2,000,000              16,880
YOU EAL Electronics Co., Ltd.                                                                        564,600              16,309
Citizen Electronics Co., Ltd.                                                                        300,000              15,768
BOWE SYSTEC AG                                                                                       294,000              15,589
Tencent Holdings Ltd.(1)                                                                          25,507,500              15,260
Advanced Energy Industries, Inc.(1)                                                                1,500,000              13,695
Cymer, Inc.(1)                                                                                       460,000              13,588
Interflex Co., Ltd.(2)                                                                               799,000              13,393
CIENA Corp.(1)                                                                                     3,900,000              13,026
Open Solutions Inc.(1)                                                                               500,000              12,980
King Yuan Electronics Co., Ltd.                                                                   18,723,000              12,742
E.piphany, Inc.(1)                                                                                 2,603,700              12,576
Anoto Group AB(1),(2)                                                                              7,156,244              11,827
SINA Corp.(1)                                                                                        360,000              11,542
Fair Isaac Corp.                                                                                     307,300              11,272
Baycorp Advantage Ltd.(1)                                                                          4,571,953              10,995
Creo Inc., USD denominated(1)                                                                        500,000               7,485
Creo Inc.(1)                                                                                         215,000               3,225
Hana Microelectronics PCL                                                                         20,675,000              10,377
Faraday Technology Corp.                                                                           5,656,852               9,891
MatrixOne, Inc.(1)                                                                                 1,500,000               9,825
KEC Corp.(1),(2)                                                                                     523,540               9,812
Agile Software Corp.(1)                                                                            1,000,000               8,170
Aspen Technology, Inc.(1)                                                                          1,200,000               7,452
Renishaw PLC                                                                                         574,108               6,986
Knot, Inc.(1),(2),(3)                                                                              1,200,000               6,060
Knot, Inc.(1),(2)                                                                                    140,800                 711
Jahwa Electronics Co., Ltd.                                                                          620,000               6,409
Optimax Technology Corp.                                                                           2,500,000               6,380
Homestore, Inc.(1)                                                                                 2,086,700               6,323
Rotork PLC                                                                                           797,581               6,320
Pinnacle Systems, Inc.(1)                                                                            770,110               4,698
Taiflex Scientific Co., Ltd.                                                                       3,043,200               3,845
Vishay Intertechnology, Inc.(1)                                                                      252,500               3,793
Daum Communications Corp.(1)                                                                         131,487               2,947
Infoteria Corp. (1),(2),(3),(4)                                                                        2,672               1,625
VIA Technologies, Inc.(1)                                                                            494,000                 271
ClearSpeed Technology Ltd. (1),(3),(4)                                                             2,300,000                 216
MMC AS(1),(3),(4)                                                                                  4,150,000                  68
Orbiscom Ltd.(1),(3),(4)                                                                           3,905,874                  59
diCarta(1),(3),(4)                                                                                   103,135                  --
                                                                                                                       2,088,322

INDUSTRIALS -- 15.30%
Daelim Industrial Co., Ltd.(2)                                                                     2,448,660             127,271
Laureate Education, Inc.(1)                                                                        1,920,000              84,653
United Stationers Inc.(1)                                                                          1,527,200              70,557
Downer EDI Ltd.(2)                                                                                18,701,412              69,068
SIRVA, Inc.(1)                                                                                     3,000,000              57,660
Container Corp. of India Ltd.                                                                      2,641,794              56,011
Masonite International Corp.(1)                                                                    1,410,900              48,535
Vedior NV                                                                                          2,973,550              48,288
MSC Industrial Direct Co., Inc., Class A                                                           1,300,000              46,774
School Specialty, Inc.(1),(2)                                                                      1,210,000              46,658
SembCorp Logistics Ltd.(2)                                                                        43,652,200              46,265
Hughes Supply, Inc.                                                                                1,400,000              45,290
Hyundai Development Co.                                                                            2,600,000              41,445
Uponor Oyj                                                                                         2,220,100              41,375
Zhejiang Expressway Co. Ltd., Class H                                                             58,000,000              39,922
Techem AG(1)                                                                                         947,300              34,321
Sumitomo Heavy Industries, Ltd.(1)                                                                 9,240,000              34,266
United Rentals, Inc.(1)                                                                            1,800,000              34,020
LG Industrial Systems Co., Ltd.(1),(2)                                                             1,950,000              33,910
Education Management Corp.(1)                                                                        975,000              32,185
Noritz Corp.                                                                                       2,060,000              32,081
LG Cable Ltd.                                                                                      1,506,910              31,373
Corrections Corporation of America(1)                                                                775,000              31,349
Heijmans NV                                                                                          956,115              31,209
John H. Harland Co.                                                                                  850,000              30,685
Transurban Group(1)                                                                                5,830,303              30,500
LG Engineering & Construction Co., Ltd.                                                            1,100,000              30,287
Hyundai Mipo Dockyard Co., Ltd.(1)                                                                   840,450              28,418
Federal Signal Corp.                                                                               1,576,100              27,834
Royal Group Technologies Ltd.(1)                                                                   2,500,000              26,229
Lincoln Electric Holdings, Inc.                                                                      755,000              26,078
EnerSys(1)                                                                                         1,700,000              25,925
Geberit AG                                                                                            35,500              25,897
Cummins India Ltd.                                                                                 8,775,000              24,866
GOL Linhas Aereas Inteligentes SA, preferred nominative (ADR)(1)                                     749,500              23,894
AGCO Corp.(1)                                                                                      1,060,000              23,203
Royal Boskalis Westminster NV                                                                        638,620              21,537
Kelly Services, Inc., Class A                                                                        700,000              21,126
ChoicePoint Inc.(1)                                                                                  450,000              20,696
Wilh. Wilhelmsen ASA , Class A                                                                       799,600              20,652
Seco Tools AB, Class B                                                                               445,000              20,459
Brinks Company                                                                                       500,000              19,760
Imagistics International Inc.(1)                                                                     527,200              17,746
Samsung Engineering Co., Ltd.(1),(2)                                                               2,439,790              17,584
Northgate PLC                                                                                      1,070,000              17,511
Hagemeyer NV(1)                                                                                    7,370,000              16,969
Tetra Tech, Inc.(1)                                                                                1,000,000              16,740
ZENON Environmental Inc.(1)                                                                          815,700              15,940
Bharat Heavy Electricals Ltd.                                                                        852,700              15,126
CoStar Group, Inc.(1)                                                                                300,000              13,854
Jackson Hewitt Tax Service Inc.                                                                      500,000              12,625
Spirax-Sarco Engineering PLC                                                                       1,000,000              12,408
Kumgang Korea Chemical Co., Ltd.                                                                      95,000              11,977
Hi-P International Ltd.                                                                           11,562,000              11,900
Hudson Highland Group, Inc.(1)                                                                       410,000              11,808
Permasteelisa SpA                                                                                    615,000              10,512
Michael Page International PLC                                                                     2,837,000              10,166
KCI Konecranes International Corp.                                                                   225,000               9,907
Taeyoung Corp.                                                                                       250,000               9,057
Companhia de Concessoes Rodoviarias, ordinary nominative                                             400,000               8,753
Oslo B0rs Holding ASA                                                                                218,500               8,627
NCC AB                                                                                               631,000               8,343
Curtiss-Wright Corp.                                                                                 134,300               7,710
Shenzhen Expressway Co., Ltd.                                                                     19,422,000               7,371
Singapore Post Private Ltd.                                                                       12,765,000               6,960
Krones AG                                                                                             55,000               6,446
S1 Corp.                                                                                             181,500               6,400
Hyundai Engineering & Construction Co., Ltd.(1)                                                      420,000               6,310
Anhui Expressway Co. Ltd., Class H                                                                12,000,000               6,214
Korea Electric Terminal Co., Ltd.                                                                    350,000               5,985
Kaulin Manufacturing Co. Ltd.                                                                      6,011,050               5,909
LTG Technologies PLC(1),(2)                                                                       17,785,714               3,408
Ultraframe PLC                                                                                     1,575,000               1,939
Moatech Co., Ltd.                                                                                    266,000               1,814
ZOOTS(1),(2),(3),(4)                                                                              12,586,913               1,208
                                                                                                                       1,937,759

HEALTH CARE -- 9.31%
Eyetech Pharmaceuticals, Inc(1),(2)                                                                2,699,000             122,805
Amylin Pharmaceuticals, Inc.(1)                                                                    2,959,400              69,132
Valeant Pharmaceuticals International                                                              2,500,000              65,875
Alfresa Holdings Corp.                                                                             1,647,000              60,276
Medicis Pharmaceutical Corp., Class A                                                              1,650,000              57,932
Sonic Healthcare Ltd.                                                                              4,957,300              47,145
Par Pharmaceutical Companies, Inc.(1)                                                                825,000              34,139
MGI PHARMA, Inc.(1)                                                                                1,200,000              33,612
Advanced Medical Optics, Inc.(1)                                                                     764,200              31,439
Wilson Greatbatch Technologies, Inc.(1),(2)                                                        1,386,800              31,092
IDEXX Laboratories, Inc.(1)                                                                          568,554              31,037
Transkaryotic Therapies, Inc.(1)                                                                   1,208,300              30,679
Service Corp. International1                                                                       4,000,000              29,800
Fisher & Paykel Healthcare Corp. Ltd.                                                             12,600,000              29,324
Nobel Biocare Holding AG                                                                             156,000              28,177
ResMed Inc(1)                                                                                        451,000              23,046
ResMed Inc, AUD denominated(1)                                                                       750,000               3,789
Cochlear Ltd.                                                                                      1,287,000              25,373
Incyte Corp.(1)                                                                                    2,500,000              24,975
Toho Pharmaceutical Co., Ltd.                                                                      2,318,500              22,702
Kobayashi Pharmaceutical Co., Ltd.                                                                   807,300              21,727
Rhon-Klinikum AG                                                                                     226,800              13,915
Rhon-Klinikum AG, nonvoting preferred                                                                125,800               7,681
OSI Pharmaceuticals, Inc.(1)                                                                         287,000              21,482
Inspire Pharmaceuticals, Inc.(1)                                                                   1,250,000              20,963
Tecan Group Ltd., Mannedorf(2)                                                                       664,217              20,384
CONMED Corp.(1)                                                                                      700,000              19,894
LifePoint Hospitals, Inc.(1)                                                                         550,000              19,151
American Healthways, Inc.(1)                                                                         550,000              18,172
Vicuron Pharmaceuticals Inc.(1)                                                                    1,000,000              17,410
Alkermes, Inc.(1)                                                                                  1,200,000              16,908
NPS Pharmaceuticals, Inc.(1)                                                                         905,900              16,560
Diagnosticos da America SA(1)                                                                      1,838,800              16,553
Golden Meditech Co. Ltd.                                                                          61,394,000              15,481
Straumann Holding AG                                                                                  74,000              15,313
Coloplast A/S, Class B                                                                               274,000              15,001
Rigel Pharmaceuticals, Inc.(1)                                                                       500,000              12,210
Pharmion Corp.(1)                                                                                    250,000              10,553
Discovery Laboratories, Inc.(1)                                                                    1,200,000               9,516
Triad Hospitals, Inc.(1)                                                                             250,000               9,303
CTI Molecular Imaging, Inc.(1)                                                                       650,000               9,224
United Therapeutics Corp.(1)                                                                         200,000               9,030
Cytokinetics, Inc.(1)                                                                                853,500               8,748
TriPath Imaging, Inc.(1)                                                                             886,242               7,950
Penwest Pharmaceuticals Co.(1)                                                                       500,000               5,980
IntraLase Corp.(1)                                                                                   202,550               4,756
Lumenis Ltd.(1),(2)                                                                                2,270,000               4,404
Vision-Sciences, Inc.(1)                                                                           1,221,300               3,908
Animas Corp.(1)                                                                                      211,814               3,311
NexMed, Inc.(1)                                                                                    1,100,000               1,650
NexMed, Inc.(1),(3)                                                                                  152,355                 229
                                                                                                                       1,179,716

FINANCIALS -- 8.66%
HDFC Bank Ltd.                                                                                     9,859,340             118,675
Pusan Bank(2)                                                                                      9,520,500              73,121
Cathay General Bancorp, Inc.                                                                       1,655,000              62,063
Daegu Bank, Ltd.(2)                                                                                8,492,500              59,073
Converium Holding AG                                                                               6,500,000              57,847
ICICI Bank Ltd.                                                                                    5,584,503              47,971
UTI Bank Ltd.                                                                                      9,930,000              42,541
Housing Development Finance Corp. Ltd.                                                             2,212,480              39,359
Sterling Bancshares, Inc.(2)                                                                       2,700,000              38,529
Fulton Financial Corp.                                                                             1,617,367              37,701
Unibail Holding                                                                                      222,000              34,818
IndyMac Bancorp, Inc.                                                                              1,000,000              34,450
Sumitomo Real Estate Sales Co., Ltd.                                                                 700,000              33,658
Aareal Bank AG                                                                                       890,000              29,388
Hudson River Bancorp, Inc.                                                                         1,436,200              28,422
Centennial Bank Holdings, Inc.(1),(2),(3),(4)                                                      2,700,000              28,350
Southwest Bancorporation of Texas, Inc.                                                            1,020,000              23,756
Ascendas Real Estate Investment Trust                                                             17,155,000              17,972
Ascendas Real Estate Investment Trust(1)                                                           2,606,000               2,618
Capital Lease Funding, Inc.(2)                                                                     1,630,000              20,375
Saxon Capital, Inc.                                                                                  750,000              17,993
LG Insurance Co., Ltd.(2)                                                                          3,240,000              17,842
Central Pattana PCL                                                                               82,067,000              17,744
Able Inc.                                                                                            565,000              17,048
Federal Agricultural Mortgage Corp., Class C                                                         630,000              14,679
Dongbu Insurance Co., Ltd.                                                                         1,850,000              13,547
Silicon Valley Bancshares(1)                                                                         300,000              13,446
CapitaMall Trust Management Ltd.                                                                  12,210,000              13,165
Ace Cash Express, Inc.(1)                                                                            425,000              12,606
Banco de Oro Universal Bank                                                                       26,000,000              12,293
South Financial Group, Inc.                                                                          350,000              11,386
Umpqua Holdings Corp.                                                                                450,000              11,345
First Community Bancorp                                                                              245,000              10,462
Hong Kong Exchanges and Clearing Ltd.                                                              3,714,000               9,939
Topdanmark A/S(1)                                                                                    124,000               9,737
LaSalle Partners, Inc.(1)                                                                            250,000               9,353
Old National Bancorp                                                                                 333,200               8,617
Gladstone Commercial Corp.(2)                                                                        453,000               7,746
First Regional Bancorp(1),(3)                                                                        139,200               7,468
GB&T Bancshares, Inc.                                                                                300,000               7,236
JCG Holdings Ltd.                                                                                  7,937,000               7,097
Franklin Bank Corp.(1)                                                                               360,000               6,570
China Insurance International Holdings Co. Ltd.                                                   10,822,000               4,455
Golden Land Property Development PLC, nonvoting depositary receipt(1)                             16,900,200               3,698
Golden Land Property Development PLC(1)                                                            3,099,800                 678
                                                                                                                       1,096,837

ENERGY -- 7.80%
First Calgary Petroleums Ltd., GBP denominated(1)                                                  4,800,000              74,046
First Calgary Petroleums Ltd.(1)                                                                   2,146,000              33,620
Quicksilver Resources Inc.(1),(2)                                                                  2,916,100             107,254
Helmerich & Payne, Inc.                                                                            2,300,000              78,292
Spinnaker Exploration Co.(1),(2)                                                                   2,200,000              77,154
OPTI Canada Inc.(1),(2)                                                                            3,873,000              62,710
Cabot Oil & Gas Corp., Class A                                                                     1,268,000              56,109
Hydril Co.(1)                                                                                      1,017,500              46,306
Magnum Hunter Resources, Inc.(1)                                                                   3,400,000              43,860
Delta Petroleum Corp.(1),(2)                                                                       2,485,300              38,970
Varco International, Inc.(1)                                                                       1,250,000              36,438
Patina Oil & Gas Corp.                                                                               968,600              36,323
CARBO Ceramics Inc.                                                                                  500,000              34,500
Encore Acquisition Co.(1)                                                                            950,000              33,165
Harvest Natural Resources, Inc.(1),(2)                                                             1,910,900              33,001
WorleyParsons Ltd.                                                                                 7,092,000              31,398
Expro International Group PLC(2)                                                                   4,250,000              29,270
TODCO, Class A(1)                                                                                  1,395,000              25,696
China Oilfield Services Ltd., Class H                                                             72,037,100              22,011
Penn West Petroleum Ltd.                                                                             225,000              14,859
Newpark Resources, Inc.(1)                                                                         2,500,000              12,875
Thai Oil PCL(1)                                                                                    9,466,300              12,427
FMC Technologies, Inc.(1)                                                                            350,000              11,270
Rowan Companies, Inc.(1)                                                                             385,600               9,987
John Wood Group PLC                                                                                3,500,000               8,987
PetroFalcon Corp.(1)                                                                               2,757,000               7,490
Enerflex Systems Ltd.                                                                                325,000               6,381
Sibir Energy PLC(1),(3)                                                                              849,599               3,419
Sibir Energy PLC(1)                                                                                      401                   2
                                                                                                                         987,820

MATERIALS -- 4.98%
Associated Cement Companies Ltd.                                                                   4,920,000           $  38,542
Owens-Illinois, Inc.(1)                                                                            1,650,000              37,373
Cambrex Corp.                                                                                      1,300,000              35,230
Lyondell Chemical Co.(1)                                                                           1,120,000              32,390
Hanwha Chemical Corp.                                                                              2,935,000              29,631
James Hardie Industries Ltd.                                                                       5,582,000              29,201
Hanil Cement Co., Ltd.(2)                                                                            491,700              28,502
Fuji Seal International, Inc.                                                                        573,000              24,818
Asian Paints (India) Ltd.                                                                          3,312,500              24,524
Peter Hambro Mining PLC(1)                                                                         2,390,000              23,301
INI Steel Co.                                                                                      1,740,000              22,693
Chung Hwa Pulp Corp.(2)                                                                           38,898,300              20,466
Minara Resources Ltd.(1)                                                                          12,939,428              18,691
First Quantum Minerals Ltd.(1)                                                                     1,177,700              18,303
Sino-Forest Corp., Class A(1)                                                                      6,022,800              17,215
M-real Oyj, Class B                                                                                2,610,000              16,614
Hindalco Industries Ltd.                                                                             500,000              16,455
Ferro Corp.                                                                                          700,000              16,233
Sungshin Cement Co., Ltd.                                                                            956,500              16,171
Cleveland-Cliffs Inc.                                                                                150,000              15,579
Hyosung Corp.                                                                                      1,462,323              14,410
Yanzhou Coal Mining Co. Ltd., Class H                                                              9,500,000              13,567
Hung Hing Printing Group Ltd.                                                                     17,199,000              12,834
PT Indocement Tunggal Prakarsa1                                                                   37,750,000              12,522
Northern Orion Resources Inc.(1),(3)                                                               2,800,000               8,143
Northern Orion Resources Inc.(1)                                                                   1,100,000               3,199
Kenmare Resources PLC(1),(2)                                                                      30,300,000              10,452
Kenmare Resources PLC(1),(2),(3)                                                                   2,500,000                 862
Grasim Industries Ltd.                                                                               301,284               9,218
Anhui Conch Cement Co. Ltd., Class H                                                               7,900,000               8,588
Cementerie del Tirreno S.p.A.                                                                      1,600,000               8,428
Energem Resources Inc.(1)                                                                          4,055,000               6,420
Energem Resources Inc.(1),(3)                                                                        360,000                 570
Caspian Energy Inc., GBP denominated(1)                                                            3,450,000               5,950
Caspian Energy Inc.(1)                                                                               450,000                 825
PT Bumi Resources Tbk.(1)                                                                         78,000,000               6,731
Yamana Gold Inc.(1)                                                                                2,150,000               6,450
Titan Cement Co. SA                                                                                  200,000               5,905
Gabriel Resources Ltd.(1)                                                                          4,413,800               5,738
Adastra Minerals Inc.(1),(3)                                                                       2,625,000               4,266
Ivanhoe Mines Ltd.(1)                                                                                282,700               2,038
Aricom PLC(1)                                                                                      2,593,134               1,888
Thistle Mining Inc., GBP denominated(1)                                                            4,525,000                  87
Thistle Mining Inc.(1)                                                                             6,000,000                  25
                                                                                                                         631,048

CONSUMER STAPLES -- 4.75%
Lindt & Sprungli AG, participation certificate                                                        19,166              27,190
Lindt & Sprungli AG                                                                                    1,694              24,730
Nestle India Ltd.                                                                                  3,344,250              45,232
Anadolu Efes Biracilik ve Malt Sanayii AS                                                      2,130,000,000              43,154
AMOREPACIFIC Corp.                                                                                   165,000              41,366
Fresh Del Monte Produce Inc.                                                                       1,100,000              32,571
Performance Food Group Co.(1)                                                                      1,200,000              32,292
WD-40 Co.(2)                                                                                       1,020,900              29,004
Efes Breweries International NV (GDR)(1),(3)                                                         700,000              21,000
Efes Breweries International NV (GDR)(1)                                                              86,000               2,580
BJ's Wholesale Club, Inc.(1)                                                                         800,000              23,304
National Foods Ltd.                                                                                4,700,000              23,120
Delta and Pine Land Co.                                                                              800,000              21,824
Cawachi Ltd.                                                                                         470,000              21,409
IOI Corp. Bhd.                                                                                     8,500,000              21,250
Universal Corp.                                                                                      400,000              19,136
Whole Foods Market, Inc.                                                                             200,000              19,070
Coca-Cola West Japan Co. Ltd.                                                                        684,000              17,509
CP Seven Eleven PCL                                                                               11,792,100              17,301
Winn-Dixie Stores, Inc.                                                                            3,500,000              15,925
Binggrae Co., Ltd.                                                                                   495,000              14,920
IAWS Group PLC                                                                                       850,000              14,045
American Italian Pasta Co., Class A                                                                  550,000              12,788
Mandom Corp.                                                                                         470,000              12,718
DyDo Drinco                                                                                          350,000              11,412
Natura Cosmeticos SA                                                                                 364,000              10,625
Ralcorp Holdings, Inc.(1)                                                                            225,000               9,434
China Mengniu Dairy Co.(1)                                                                         7,466,000               5,859
Nutreco Holding NV                                                                                   199,025               5,453
Wumart Stores, Inc., Class H(1)                                                                    3,050,000               4,905
                                                                                                                         601,126

TELECOMMUNICATION SERVICES -- 1.38%
TIM Participacoes SA, preferred nominative (ADR)                                                   2,326,428              35,874
TIM Participacoes SA, ordinary nominative                                                      2,293,595,332               3,343
MobileOne Ltd                                                                                     31,740,900              35,391
Nextel Partners, Inc., Class A(1)                                                                  1,400,000              27,356
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. Tbk (ADR)                               850,000              26,503
GLOBE TELECOM, Inc.                                                                                  902,000              15,369
Partner Communications Co. Ltd.(1)                                                                 1,515,000              12,984
Partner Communications Co. Ltd. (ADR)(1)                                                             125,000               1,071
Eircom Group PLC                                                                                   4,170,000               9,770
Unwired Group Ltd.(1),(3)                                                                          8,900,000               4,239
Unwired Group Ltd.(1)                                                                              3,500,000               1,667
Cogent Communications Group, Inc.(1)                                                                 639,943                 691
                                                                                                                         174,258

UTILITIES -- 0.64%
Reliance Energy Ltd.                                                                               2,259,500              27,427
Xinao Gas Holdings Ltd.(1)                                                                        43,066,000              24,656
Tata Power Co. Ltd.                                                                                2,108,047              19,088
Cia. Saneamento Basico de Estado de Sao Paulo - SABESP (ADR)                                         700,000              10,479
                                                                                                                          81,650

MISCELLANEOUS -- 3.60%
Other common stocks in initial period of acquisition                                                                     456,518


TOTAL COMMON STOCKS (cost: $9,035,844,000)                                                                            11,798,228


                                                                                                                    Market value
RIGHTS & WARRANTS -- 0.04%                                                                            Shares               (000)


MATERIALS -- 0.02%
Northern Orion Resources Inc., warrants, expires 2008(1),(3)                                       1,400,000              $2,100
Kenmare Resources PLC, warrants, expire 2009(1),(2)                                                5,775,000                 575
Kenmare Resources PLC, warrants, expire 2005(1),(2),(3),(4)                                        1,250,000                  47
Energem Resources Inc., warrants, expire 2005(1),(4)                                               2,027,500                 453
Energem Resources Inc., warrants, expire 2007(1),(3),(4)                                             360,000                  45
Thistle Mining Inc., warrants, expire 2009(1),(3),(4)                                              3,000,000                  --
                                                                                                                           3,220

INFORMATION TECHNOLOGY -- 0.02%
Kingboard Chemical Holdings Ltd., warrants, expire 2006(1),(2)                                     3,988,200               2,117
Zeevo, Inc., Series E-1, warrants, expire 2008(1),(3),(4)                                                  3                   0
                                                                                                                           2,117

HEALTH CARE -- 0.00%
Generex Biotechnology Corp., warrants, expire 2005(1),(3),(4)                                        164,467                  --


TOTAL RIGHTS & warrants (cost: $102,000)                                                                                   5,337




CONVERTIBLE SECURITIES -- 0.01%


INFORMATION TECHNOLOGY -- 0.01%
Zeevo, Inc., Series E-1, convertible preferred(1),(3),(4)                                            942,839                 707
Zeevo, Inc., Series C-1, convertible preferred(1),(3),(4)                                            461,157                 346
Meet World Trade, Series C, convertible preferred(1),(3),(4)                                         389,416                  --
Socratic Technologies, Inc., Series A, convertible preferred(1),(3),(4)                              375,000                  --
                                                                                                                           1,053

HEALTH CARE -- 0.00%
Control Delivery Systems Inc., Series A, convertible preferred(1),(3),(4)                             55,824                 300


TELECOMMUNICATION SERVICES -- 0.00%
Multiplex, Inc., Series C, convertible preferred(1),(3),(4)                                        1,358,696                  68


TOTAL CONVERTIBLE SECUITIES (cost: $29,118,000)                                                                            1,421





                                                                                            Principal amount
BONDS & NOTES -- 0.07%                                                                                 (000)


CONSUMER STAPLES -- 0.07%
Winn-Dixie Stores, Inc. 8.875% 2008                                                                   $9,925               9,429


TOTAL BONDS & NOTES (cost: $8,962,000)                                                                                     9,429


                                                                                            Principal amount        Market value
SHORT-TERM SECURITIES -- 6.51%                                                                         (000)               (000)


Amsterdam Funding Corp. 2.13%-2.33% due 1/13-2/3/2005(3)                                             $92,100      $       91,974
ABN-AMRO North America Finance Inc. 2.35% due 3/1/2005                                                13,600              13,547
American Honda Finance Corp. 2.04%-2.15% due 1/5-1/18/2005                                            73,200              73,135
Barton Capital LLC 2.17%-2.32% due 1/11-1/21/2005(3)                                                  52,500              52,448
Danske Corp. 2.20%-2.24% due 1/24-2/1/2005                                                            50,000              49,912
Thunder Bay Funding, LLC 2.00%-2.34% due 1/13-2/4/2005(3)                                             38,000              37,936
Old Line Funding, LLC 2.25% due 1/11/2005(3)                                                          11,700              11,692
Mont Blanc Capital Corp. 2.40% due 3/10/2005(3)                                                       25,000              24,884
ING (U.S.) Funding LLC 2.25% due 1/31/2005                                                            14,500              14,472
Toyota Motor Credit Corp. 2.05% due 1/13/2005                                                         25,000              24,980
Toyota Credit de Puerto Rico Corp. 2.38% due 2/28/2005                                                14,000              13,945
Toronto-Dominion Bank 2.38% due 2/22/2005                                                             35,000              34,998
DaimlerChrysler Revolving Auto Conduit LLC II 2.09%-2.29% due 1/3-1/19/2005                           34,800              34,782
U.S. Treasury Bills 2.20% due 3/10/2005                                                               33,300              33,174
Federal Home Loan Bank 2.24% due 1/7/2005                                                             32,300              32,286
Royal Bank of Scotland PLC 2.33%-2.36% due 2/16-2/25/2005                                             30,417              30,312
Westpac Capital Corp. 2.01%-2.36% due 1/6-2/18/2005                                                   29,800              29,766
Dexia Delaware LLC 2.02% due 1/4/2005                                                                 25,000              24,994
Allied Irish Banks N.A. Inc. 2.03% due 1/10/2005(3)                                                   25,000              24,985
Canadian Imperial Holdings Inc. 2.37% due 2/23/2005                                                   25,000              24,909
ANZ National (International) Ltd. 2.34% due 2/2/2005(3)                                               14,600              14,569
ANZ (Delaware) Inc. 2.04% due 1/4/2005                                                                10,200              10,198
BNP Paribas Finance Inc. 2.36% due 2/24/2005                                                          20,400              20,324
Spintab AB (Swedmortgage) 2.20% due 1/12/2005                                                         20,000              19,985
Svenska Handelsbanken Inc. 2.32% due 1/19/2005                                                        18,400              18,377
Edison Asset Securitization LLC 2.30% due 1/25/2005(3)                                                16,300              16,274
Sheffield Receivables Corp. 2.17% due 1/10/2005(3)                                                    15,600              15,591
Freddie Mac 2.22% due 2/2/2005                                                                        15,000              14,969
Calyon North America Inc. 2.37% due 3/2/2005                                                           9,100               9,063
Park Avenue Receivables Co., LLC 2.18% due 1/12/2005(3)                                                6,000               5,996


TOTAL SHORT-TERM SECURITIES (cost: $824,481,000)                                                                         824,477

TOTAL INVESTMENT SECURITIES (cost: $9,898,507,000)                                                                    12,638,892

OTHER ASSETS LESS LIABILITIES                                                                                             30,001

NET ASSETS                                                                                                           $12,668,893

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) The fund owns 5% or more of the outstanding voting shares of this company. See table on following page for additional information.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $399,539,000, which represented 3.15% of the net assets of the fund.
(4) Valued under fair value procedures adopted by authority of the Board of Trustees.
(5) This security has been authorized but has not yet been issued.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

                                                                      unaudited
INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2004 appear below.

                                                                                                Dividend income     Market value
Company                    Beginning shares      Purchases         Sales       Ending shares              (000)            (000)

Anoto Group                       7,156,244             --            --           7,156,244                 --        $  11,827
Ask Jeeves                        3,700,000             --            --           3,700,000                 --           98,975
Atheros Communications            3,040,000             --       325,800           2,714,200                 --           27,821
Baycorp Advantage(1)             13,160,383             --     8,588,430           4,571,953                 --               --
BKN International                   965,000             --            --             965,000                 --            6,796
California Pizza Kitchen          1,230,000             --            --           1,230,000                 --           28,290
Capital Lease Funding             1,630,000             --            --           1,630,000            $   244           20,375
Centennial Bank Holdings                 --      2,700,000            --           2,700,000                 --           28,350
Charles Vogele Holding(1)           516,684             --       364,684             152,000                 --               --
Chung Hwa Pulp                   38,898,300             --            --          38,898,300                 --           20,466
Clear Media                      32,579,000             --            --          32,579,000                 --           30,388
CNET Networks                     8,000,000      1,300,000            --           9,300,000                 --          104,439
Converium Holding(1)              2,020,000      4,480,000            --           6,500,000                 --               --
Converium Holding, rights(1)             --      2,020,000     2,020,000                  --                 --               --
Creo1                             3,564,000             --     2,849,000             715,000                 --               --
Daegu Bank                        6,907,500      1,585,000            --           8,492,500              2,042           59,073
Daelim Industrial                 2,448,660             --            --           2,448,660              2,747          127,271
Delta Petroleum                     545,000      1,940,300            --           2,485,300                 --           38,970
Downer EDI                       18,231,412        470,000            --          18,701,412                 --           69,068
Energem Resources(1)              4,055,000        360,000            --           4,415,000                 --               --
Energem Resources,
  warrants, expire 2005(1)        2,027,500             --            --           2,027,500                 --               --
Energem Resources,
  warrants, expire 2007(1)               --        360,000            --             360,000                 --               --
Expro International Group         4,250,000             --            --           4,250,000                312           29,270
Eyetech Pharmaceuticals           2,624,000         75,000            --           2,699,000                 --          122,805
Fourlis                           2,960,700        139,300            --           3,100,000                 --           24,436
Gladstone Commercial                493,000             --        40,000             453,000                 54            7,746
GSI Commerce                      2,294,491             --            --           2,294,491                 --           40,796
Hanil Cement                        491,700             --            --             491,700                512           28,502
Harvest Natural Resources         1,910,900             --            --           1,910,900                 --           33,001
Ichia Technologies               14,789,617             --            --          14,789,617                 --           21,947
Infoteria                             2,672             --            --               2,672                 --            1,625
Integrated Circuit Systems        4,110,000             --            --           4,110,000                 --           85,981
Interflex                           799,000             --            --             799,000                 80           13,393
KEC                                 523,540             --            --             523,540                 --            9,812
Kenmare Resources                30,700,000      2,100,000            --          32,800,000                 --           11,314
Kenmare Resources,
  warrants, expire 2005           1,250,000             --            --           1,250,000                 --               47
Kenmare Resources,
  warrants, expire 2009           5,250,000        525,000            --           5,775,000                 --              575
Kingboard Chemical Holdings      39,882,000      2,964,000            --          42,846,000                 --           90,678
Kingboard Chemical Holdings,
  warrants, expire 2006           3,988,200             --            --           3,988,200                 --            2,117
Knot                              1,340,800             --            --           1,340,800                 --            6,771
Korea Kumho Petrochemical         1,292,160        213,000            --           1,505,160                302           20,358
Leitch Technology                 2,240,000        282,000            --           2,522,000                 --           18,831
LG Industrial Systems             1,950,000             --            --           1,950,000                 --           33,910
LG Insurance                      3,240,000             --            --           3,240,000                 --           17,842
Lions Gate Entertainment          5,778,500             --            --           5,778,500                 --           61,381


                                                                                                Dividend income     Market value
Company                    Beginning shares      Purchases         Sales       Ending shares              (000)            (000)

LTG Technologies                 17,785,714             --            --          17,785,714                 --    $       3,408
Lumenis                           2,270,000             --            --           2,270,000                 --            4,404
Magnum Hunter Resources(1)        4,600,000             --     1,200,000           3,400,000                 --               --
Manhattan Associates              1,300,000        650,000            --           1,950,000                 --           46,566
Mentor Graphics                   4,530,000        181,500            --           4,711,500                 --           72,039
Micronic Laser Systems(1)         2,403,002             --     2,403,002                  --                 --               --
O'Charley's                       1,350,000             --            --           1,350,000                 --           26,392
OPTI Canada                       3,834,000         39,000            --           3,873,000                 --           62,710
O2Micro International             2,495,000             --            --           2,495,000                 --           28,543
Power Integrations                2,000,000             --            --           2,000,000                 --           39,560
Pusan Bank                        9,520,500             --            --           9,520,500           $  2,289           73,121
Quicksilver Resources             1,992,300        923,800            --           2,916,100                 --          107,254
Restaurant Group                 12,629,000             --            --          12,629,000                 --           28,291
Samsung Engineering                      --      2,439,790            --           2,439,790                 --           17,584
Sanctuary Group                  21,490,000             --            --          21,490,000                 --           18,017
SBS Broadcasting                  1,855,000             --            --           1,855,000                 --           74,627
School Specialty                  1,210,000             --            --           1,210,000                 --           46,658
SembCorp Logistics               43,652,200             --            --          43,652,200             21,329           46,265
Sharper Image                       950,000             --            --             950,000                 --           17,907
Silicon Graphics                 14,000,000             --            --          14,000,000                 --           24,220
Sohu.com                          2,350,000             --            --           2,350,000                 --           41,618
Spinnaker Exploration             2,200,000             --            --           2,200,000                 --           77,154
Sterling Bancshares               2,700,000             --            --           2,700,000                135           38,529
Tecan Group                         598,083         66,134            --             664,217                 --           20,384
Valora Holding                      222,000             --            --             222,000                 --           54,502
Veeco Instruments                 1,700,000             --            --           1,700,000                 --           35,819
WD-40                             1,020,900             --            --           1,020,900                204           29,004
Wilson Greatbatch Technologies    1,386,800             --            --           1,386,800                 --           31,092
ZOOTS                            12,586,913             --            --          12,586,913                 --            1,208
                                                                                                        $30,250       $2,422,123

(1) Unaffiliated issuer at 12/31/2004.




Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                   $   3,268,776
Gross unrealized depreciation on investment securities                                                        (649,230)
Net unrealized appreciation on investment securities                                                         2,619,546
Cost of investment securities for federal income tax purposes                                               10,019,346





ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Gordon Crawford
-------------------------------------------------------
Gordon Crawford, Chairman and PEO

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By    /s/ Gordon Crawford
      Gordon Crawford, Chairman and PEO

Date: February 28, 2005



By /s/ David A. Pritchett
   -----------------------------------------------------
      David A. Pritchett, Treasurer and PFO

Date: February 28, 2005